CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY - USD ($) $ in Thousands	Common Stock Common Class A [Member]	Common Stock Class V Common [Member]	Additional Paid in Capital [1]	Accumulated Deficit	Redeemable Non-controlling Interests	Class A Units Subject to Possible Redemption	Class D Units Subject To Possible Redemption	Class B-1 Preferred Units	Class B-2 Preferred Units	Class B-3 Preferred Units	Class C Preferred Units	Class C-1 Preferred Units	Class C-2 Preferred Units	Redemption of Profits Interests	Total
Financial Designation, Predecessor and Successor [Fixed List]															Predecessor
MEMBERS' DEFICIT at Dec. 31, 2020				$ (130,485)				$ 380			$ 67			$ (180)	$ (130,218)
MEMBERS' DEFICIT (in shares) at Dec. 31, 2020								6,000,000			1,302,083
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Unit Based Compensation								$ 380			$ 902				1,282
Unit Based Compensation (in shares)								2,000,000			660,417
Accelerated on Merger Date									$ 81	$ 56		$ 2,243	$ 39
Accelerated on Merger Date (in shares)									4,054,054	5,647,438		1,035,833	1,685,000
Net Loss				(146,400)											(146,400)
STOCKHOLDERS' EQUITY at Dec. 02, 2021	$ 4	$ 20	$ 312,946	(29,337)											283,633
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021	41,578,890	196,553,523
MEMBERS' DEFICIT at Dec. 02, 2021				(276,885)				$ 897			$ 3,251			$ (180)	(272,917)
MEMBERS' DEFICIT (in shares) at Dec. 02, 2021								17,701,492			4,683,333
STOCKHOLDERS' EQUITY at Dec. 31, 2020						$ 43,656	$ 47,042
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2020						43,000,000	16,130,034
STOCKHOLDERS' EQUITY at Dec. 02, 2021					$ 1,833,838	$ 43,656	$ 47,042
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021						43,000,000	16,130,034
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Net Loss				(10,081)											(10,081)
STOCKHOLDERS' EQUITY at Dec. 31, 2021	$ 4	$ 20	312,946	(39,418)											273,552
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2021	41,578,890	196,553,523
MEMBERS' DEFICIT at Dec. 31, 2021															$ 273,552
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation					4,635
Net Loss					(47,856)
STOCKHOLDERS' EQUITY at Dec. 31, 2021					1,790,617
Financial Designation, Predecessor and Successor [Fixed List]															Successor
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation			1,786												$ 1,786
Vesting of stock compensation awards (in shares)		5,038,489
Class A common stock warrants issued			643												643
Net Loss				(270,127)											(270,127)
STOCKHOLDERS' EQUITY at Dec. 31, 2022	$ 4	$ 20	$ 315,375	$ (309,545)											5,854
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2022	41,578,890	201,592,012
MEMBERS' DEFICIT at Dec. 31, 2022															$ 5,854
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation					17,618
Net Loss					(1,291,430)
STOCKHOLDERS' EQUITY at Dec. 31, 2022					$ 516,805

[1]	Included in the opening balance are transactions completed in connection with the Business Combinations (Note 5), including the PIPE Investment (Note 1) of $195.3 million (net of issuance costs), the equity consideration to P3 shareholders of $80.3 million, and the trust proceeds (net of redemptions) of $37.4 million.